Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Disclosure of Provisions and Other
Workers’ Compensation
Balance December 31, 2018	$13,373
Expensed during the year	4,047
Payment of deductibles and uninsured claims	(4,915)
Effects of foreign currency exchange differences	(639)
Balance December 31, 2019	11,866
Recovered during the year	(750)
Payment of deductibles and uninsured claims	(2,698)
Effects of foreign currency exchange differences	(110)
Balance December 31, 2020	$8,308

	2020	2019
Current	$745	$1,907
Long-term	7,563	9,959
	$8,308	$11,866